Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

March 31, 2023

		Shares	Value
Equities	96.1%

Advertising Agencies	0.1%
Viad Corp.*		11,886	$247,704

Aerospace	2.0%
V2X, Inc.*		77,800	3,090,216
VSE Corp.		38,500	1,728,650
			4,818,866

Back Office Support, Human Resources & Consulting	2.6%
Franklin Covey Co.*		68,200	2,623,654
ICF International, Inc.		33,900	3,718,830
			6,342,484

Banks - Diversified	1.6%
Mercantile Bank Corp.		36,700	1,122,286
Preferred Bank		51,500	2,822,715
			3,945,001

Banks - Savings, Thrifts & Mortgage Lending	1.5%
Brookline Bancorp, Inc.		150,300	1,578,150
Heritage Financial Corp.		95,896	2,052,174
			3,630,324

Biotechnology	4.8%
ADMA Biologics, Inc.*		1,169,500	3,871,045
Catalyst Pharmaceuticals, Inc.*		147,400	2,443,892
Dynavax Technologies Corp.*		176,900	1,735,389
Veracyte, Inc.*		157,500	3,512,250
			11,562,576

Building Materials	1.0%
LSI Industries, Inc.		180,700	2,517,151

Casinos & Gambling	0.7%
Full House Resorts, Inc.*		223,143	1,613,324

Commercial Services - Rental & Leasing	1.0%
H&E Equipment Services, Inc.		55,800	2,468,034

Commercial Vehicles & Parts	2.0%
Blue Bird Corp.*		127,300	2,600,739
Modine Manufacturing Co.*		95,800	2,208,190
			4,808,929

Communications Technology	6.7%
ADTRAN, Inc.		131,300	2,082,418
Aviat Networks, Inc.*		94,507	3,256,711
Bel Fuse, Inc.		96,500	3,626,470
Extreme Networks, Inc.*		201,000	3,843,120
Harmonic, Inc.*		152,500	2,224,975
KVH Industries, Inc.*		91,000	1,035,580
			16,069,274

Computer Services Software & Systems	7.0%
A10 Networks, Inc.		213,700	3,310,213
Avid Technology, Inc.*		65,000	2,078,700
Model N, Inc.*		97,900	3,276,713
OneSpan, Inc.*		361,300	6,322,750
PDF Solutions, Inc.*		43,000	1,823,200
			16,811,576

Computer Technology	0.9%
ScanSource, Inc.*		72,900	2,219,076

Consumer Lending	1.3%
EZCORP, Inc.*		371,500	3,194,900

Consumer Services - Miscellaneous	4.0%
Perion Network Ltd.*		166,300	6,582,154
SP Plus Corp.*		86,800	2,976,372
			9,558,526

Containers & Packaging	2.5%
Veritiv Corp.		43,948	5,939,133

Construction	2.4%
Granite Construction, Inc.		47,500	1,951,300
Sterling Construction Co. Inc.*		97,900	3,708,452
			5,659,752

Diversified Manufacturing Operations	4.7%
NerdWallet, Inc.*		229,700	3,716,546
Playa Hotels & Resorts NV*		383,200	3,678,720
Treace Medical Concepts, Inc.*		154,300	3,886,817
			11,282,083

Electronic Entertainment	1.3%
Everi Hldgs. Inc.*		176,700	3,030,405

Financial Data & Systems	1.0%
International Money Express, Inc.*		91,800	2,366,604

Food	2.8%
SunOpta, Inc.*		420,800	3,240,160
The Chefs' Warehouse, Inc.*		103,600	3,527,580
			6,767,740
Home Building	0.6%
M/I Homes, Inc.*		24,200	1,526,778

Insurance - Property Casualty	1.0%
Employers Hldgs., Inc.		57,900	2,413,851

Machinery - Agriculture	0.8%
Titan Machinery, Inc.*		60,100	1,830,045

Medical & Dental Instruments & Supplies	4.2%
Alphatec Hldgs., Inc.*		263,900	4,116,840
LeMaitre Vascular, Inc.		28,700	1,477,189
TransMedics Group, Inc.*		58,000	4,392,340
			9,986,369

Medical Equipment	4.5%
Lantheus Hldgs., Inc.*		79,200	6,538,752
Tactile Systems Technology, Inc.*		259,550	4,261,811
			10,800,563

Metal Fabricating	1.1%
Haynes International, Inc.		50,900	2,549,581

Oil Crude Producer	1.0%
Earthstone Energy, Inc.*		191,900	2,496,619

Oil Well Equipment & Services	3.2%
MRC Global, Inc.*		175,300	1,703,916
Nine Energy Service, Inc.*		225,200	1,252,112
Patterson-UTI Energy, Inc.		163,894	1,917,560
RPC, Inc.		363,400	2,794,546
			7,668,134

Pharmaceuticals	1.5%
Amphastar Pharmaceuticals, Inc.*		97,300	3,648,750

Production Technology Equipment	15.2%
ACM Research, Inc.*		215,600	2,522,520
Aehr Test Systems*		342,400	10,621,248
Axcelis Technologies, Inc.*		87,100	11,606,075
Impinj, Inc.*		33,400	4,526,368
Photronics, Inc.*		169,300	2,806,994
Ultra Clean Hldgs., Inc.*		132,700	4,400,332
			36,483,537

Scientific Instruments - Electrical	1.0%
Allied Motion Technologies, Inc.		56,600	2,187,590
RF Industries Ltd.*		63,100	273,854
			2,461,444

Scientific Instruments - Gauges & Meters	0.9%
Vishay Precision Group, Inc.*		53,400	2,229,984

Scientific Instruments - Pollution Control	1.3%
CECO Environmental Corp.*		222,600	3,114,174

Semiconductors & Components	0.7%
Amtech Systems, Inc.*		118,900	1,134,306
CVD Equipment Corp.*		32,300	429,590
			1,563,896

Specialty Retail	4.3%
Alta Equipment Group, Inc.		108,000	1,711,800
Boot Barn Hldgs., Inc.*		41,200	3,157,568
Caleres, Inc.		57,600	1,245,888
Destination XL Group, Inc.*		410,617	2,262,500
Guess', Inc.		96,200	1,872,052
			10,249,808

Technology - Miscellaneous	1.4%
Camtek Ltd.*		117,680	3,336,228

Textiles Apparel & Shoes	1.5%
Oxford Industries, Inc.		24,600	2,597,514
Rocky Brands, Inc.		36,100	832,827
			3,430,341

Total Equities
(Cost: $190,055,523)			$230,643,564

Total Investments	96.1%
(Cost: $190,055,523)			$230,643,564

Other Assets Less Liabilities	3.9%		9,241,973

Net Assets - 100%			$239,885,537

* Non-income producing security during the period ended March 31, 2023

Oberweis Small-Cap Opportunities Fund
Schedule of Investments (unaudited)

March 31, 2023

		Shares	Value
Equities	98.1%

Aerospace	1.2%
ATI, Inc.*		72,900	$2,876,634

Auto Parts	2.2%
Visteon Corp.*		34,800	5,457,684

Back Office Support, Human Resources & Consulting	3.6%
ICF International, Inc.		29,500	3,236,150
Insperity, Inc.		19,100	2,321,605
Maximus, Inc.		40,800	3,210,960
			8,768,715

Banks - Diversified	1.3%
First Merchants Corp.		42,100	1,387,195
Washington Federal, Inc.		58,200	1,752,984
			3,140,179

Beverage - Brewers & Distillers	1.3%
MGP Ingredients, Inc.		31,800	3,075,696

Biotechnology	1.1%
Halozyme Therapeutics, Inc.*		72,800	2,780,232

Casinos & Gambling	1.1%
Monarch Casino and Resort, Inc.		35,400	2,624,910

Chemicals - Diversified	2.0%
Cabot Corp.		38,700	2,965,968
Univar Solutions, Inc.*		51,600	1,807,548
			4,773,516

Chemicals - Specialty	1.2%
Quaker Chemical Corp.		14,400	2,850,480

Commercial Vehicles & Parts	2.5%
Allison Transmission Hldgs., Inc.		66,400	3,003,936
Federal Signal Corp.		58,300	3,160,443
			6,164,379

Communications Technology	3.0%
Calix, Inc.*		61,100	3,274,349
Ciena Corp.*		75,400	3,960,008
			7,234,357

Computer Services Software & Systems	3.2%
Alteryx, Inc.*		56,200	3,306,808
New Relic, Inc.*		29,300	2,205,997
Zeta Global Hldgs. Corp.*		213,300	2,310,038
			7,822,843

Computer Technology	1.2%
Synaptics, Inc.*		27,000	3,001,050

Consumer Lending	0.8%
FirstCash Hldgs., Inc.		21,400	2,040,918

Consumer Services - Miscellaneous	2.3%
Perion Network Ltd.*		142,600	5,644,108

Containers & Packaging	2.4%
O-I Glass, Inc.*		120,000	2,725,200
Veritiv Corp.		23,542	3,181,466
			5,906,666

Cosmetics	1.4%
Inter Parfums, Inc.		24,400	3,470,656

Diversified Manufacturing Operations	7.5%
Alight, Inc.*		241,756	2,226,573
Allegro MicroSystems, Inc.*		123,500	5,926,765
Amylyx Pharmaceuticals, Inc.*		60,305	1,769,349
Inmode Ltd.*		95,500	3,052,180
Janus International Group, Inc.*		212,000	2,090,320
MP Materials Corp.*		52,600	1,482,794
Weatherford International PLC*		29,300	1,738,955
			18,286,936

Diversified Materials & Processing	1.0%
Hexcel Corp.		34,600	2,361,450

Education Services	0.7%
2U, Inc.*		264,300	1,810,455

Electronic Entertainment	0.9%
Everi Hldgs., Inc.*		124,600	2,136,890

Environmental, Maintenance & Security Services	1.1%
ABM Industries, Inc.		57,900	2,602,026

Healthcare Management Services	1.3%
Option Care Health, Inc.*		97,400	3,094,398

Healthcare Services	2.3%
Acadia Healthcare Co., Inc.*		27,200	1,965,200
Evolent Health, Inc.*		110,400	3,582,480
			5,547,680

Insurance - Life	0.8%
Unum Group		51,000	2,017,560

Leisure Time	2.7%
SeaWorld Entertainment, Inc.*		59,700	3,660,207
Topgolf Callaway Brands Corp.*		138,300	2,990,046
			6,650,253

Machinery - Industrial	2.4%
Applied Industrial Technologies, Inc.		18,800	2,672,044
Franklin Electric Co., Inc.		34,500	3,246,450
			5,918,494

Medical & Dental Instruments & Supplies	4.4%
Alphatec Hldgs., Inc.*		239,200	3,731,520
Merit Medical Systems, Inc.*		43,800	3,239,010
TransMedics Group, Inc.*		50,300	3,809,219
			10,779,749

Medical Equipment	6.1%
Axonics, Inc.*		66,700	3,639,152
Haemonetics Corp.*		36,900	3,053,475
Inspire Medical Systems, Inc.*		5,950	1,392,717
Lantheus Hldgs., Inc.*		64,400	5,316,864
Shockwave Medical, Inc.*		6,850	1,485,286
			14,887,494

Oil Crude Producer	2.7%
Comstock Resources, Inc.		132,300	1,427,517
Magnolia Oil & Gas Corp.		77,400	1,693,512
Matador Resources Co.		37,400	1,782,110
PDC Energy, Inc.		24,700	1,585,246
			6,488,385

Oil Well Equipment & Services	1.3%
Liberty Energy, Inc.		109,900	1,407,819
NOV, Inc.		90,475	1,674,692
			3,082,511

Paper	0.8%
Clearwater Paper Corp.*		56,500	1,888,230

Pharmaceuticals	1.2%
Amphastar Pharmaceuticals, Inc.*		80,900	3,033,750

Power Transmission Equipment	1.6%
Belden, Inc.		43,800	3,800,526

Production Technology Equipment	11.4%
Aehr Test Systems*		356,408	11,055,776
Axcelis Technologies, Inc.*		82,100	10,939,825
Impinj, Inc.*		35,600	4,824,512
Novanta, Inc.*		7,000	1,113,630
			27,933,743

Restaurants	0.6%
Texas Roadhouse, Inc.		13,300	1,437,198

Scientific Instruments - Pollution Control	2.0%
Clean Harbors, Inc.*		33,800	4,818,528

Semiconductors & Components	6.3%
FormFactor, Inc.*		101,500	3,232,775
MACOM Technology Solutions Hldgs., Inc.*		44,100	3,124,044
MaxLinear, Inc.*		85,000	2,992,850
Silicon Laboratories, Inc.*		17,150	3,002,794
SiTime Corp.*		21,800	3,100,614
			15,453,077

Shipping	0.9%
International Seaways, Inc.		51,400	2,142,352

Specialty Retail	0.4%
Murphy USA, Inc.		4,000	1,032,200

Technology - Miscellaneous	1.2%
Fabrinet*		25,700	3,052,132

Textiles, Apparel & Shoes	4.7%
Crocs, Inc.*		43,200	5,462,208
Deckers Outdoor Corp.*		8,800	3,956,040
Kontoor Brands, Inc.		46,300	2,240,457
			11,658,705

Total Equities
(Cost: $212,115,882)			$239,547,745

Total Investments	98.1%
(Cost: $212,115,882)			$239,547,745

Other Assets Less Liabilities	1.9%		4,747,640

Net Assets - 100%			$244,295,385

* Non-income producing security during the period ended March 31, 2023

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2023

		Shares	Value
Equities	99.1%

Australia	1.2%
IDP Education Ltd.		35,000	$644,997

Brazil	1.1%
TOTVS SA		110,000	611,148

Canada	5.6%
Aritzia, Inc.*		14,300	458,891
ATS Corp.*		25,000	1,046,800
BRP, Inc.		8,800	688,633
TFI International, Inc.		7,800	930,749
			3,125,073

China	5.0%
Dada Nexus Ltd. ADS*		143,342	1,214,107
Li Ning Co. Ltd.*		61,500	483,630
MINISO Group Hldg. Ltd. ADS*		35,000	620,900
New Horizon Health Ltd.*		132,500	459,166
			2,777,803

Finland	1.2%
Kemira Oyj		38,000	669,473

France	1.3%
Rexel SA*		29,700	706,097

Germany	4.4%
AIXTRON SE*		30,000	1,019,610
Elmos Semiconductor SE*		14,800	1,440,558
			2,460,168

Israel	4.2%
Inmode Ltd.*		19,400	620,024
Perion Network Ltd.*		43,200	1,709,856
			2,329,880

Japan	7.8%
BayCurrent Consulting, Inc.		46,000	1,909,834
Fuji Electric Co. Ltd.		31,000	1,224,201
Future Corp.		84,400	1,166,652
			4,300,687

Netherlands	1.0%
Aalberts NV*		11,400	538,485

Spain	0.9%
Banco de Sabadell SA		450,000	483,917

Sweden	2.7%
HMS Networks AB*		21,900	894,929
Saab AB*		10,000	607,511
			1,502,440

Switzerland	1.3%
u-blox Hldg. AG*		5,000	698,745

Taiwan	2.3%
M31 Technology Corp.*		58,000	1,276,240

United Kingdom	8.1%
Ashtead Technology Hldgs. PLC*		459,400	1,722,892
Intermediate Capital Group PLC		75,100	1,133,606
Oxford Instruments PLC		19,200	593,338
Premier Foods PLC*		365,400	547,514
RS GROUP PLC		41,900	473,755
			4,471,105

United States of America	51.0%
Acadia Healthcare Co., Inc.*		7,600	549,100
Alphatec Hldgs., Inc.*		85,300	1,330,680
Axcelis Technologies, Inc.*		25,149	3,351,104
Axonics, Inc.*		10,000	545,600
Bel Fuse, Inc.		25,000	939,500
Belden, Inc.		24,500	2,125,865
Cabot Corp.		8,400	643,776
Ciena Corp.*		19,000	997,880
Clean Harbors, Inc.*		7,900	1,126,224
Comstock Resources, Inc.		64,900	700,271
Crocs, Inc.*		9,500	1,201,180
Deckers Outdoor Corp.*		4,300	1,933,065
Evolent Health, Inc.*		29,600	960,520
Fabrinet*		5,200	617,552
Halozyme Therapeutics, Inc.*		57,200	2,184,468
Impinj, Inc.*		21,700	2,940,784
Lantheus Hldgs., Inc.*		15,500	1,279,680
MaxLinear, Inc.*		20,100	707,721
Model N, Inc.*		16,200	542,214
RPC, Inc.		159,000	1,222,710
Silicon Laboratories, Inc.*		3,200	560,288
Synaptics, Inc.*		4,900	544,635
Veracyte, Inc.*		23,000	512,900
Visteon Corp.*		4,600	721,418
			28,239,135

Total Equities
(Cost: $46,001,404)			$54,835,393

Total Investments -	99.1%
(Cost: $46,001,404)			$54,835,393

Other Assets Less Liabilities.	0.9%		506,638

Net Assets - 100%			$55,342,031

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2023

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	3.1%
Consumer Discretionary	12.2%
Consumer Staples	3.2%
Energy	3.5%
Financials	2.9%
Healthcare	15.3%
Industrials	18.6%
Information Technology	38.0%
Materials	2.3%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2023

		Shares	Value
Equities	100.7%

Automobiles	0.4%
Yadea Group Hldgs. Ltd.*		100,000	$257,592

Beverages	4.9%
China Resources Beer Hldgs. Co. Ltd.*		120,000	964,010
Luzhou Laojiao Co. Ltd.*		30,000	1,107,903
Wuliangye Yibin Co. Ltd.*		25,000	714,255
			2,786,168

Biotechnology	1.2%
Shanghai Haohai Biological Technology Co. Ltd.*		130,000	683,625

Broadline Retail	12.3%
Alibaba Group Hldg. Ltd.*		230,000	2,913,065
JD.com, Inc.*		30,000	655,086
MINISO Group Hldg. Ltd. ADS*		90,000	1,596,600
Pinduoduo, Inc. ADS*		25,000	1,897,500
			7,062,251

Communications Equipment	2.4%
Zhongji Innolight Co. Ltd.*		160,000	1,371,359

Construction & Engineering	0.2%
Runjian Co. Ltd.*		20,010	139,445

Consumer Staples Distribution & Retail	3.2%
Dada Nexus Ltd. ADS*		140,000	1,185,800
Great Tree Pharmacy Co. Ltd.*		55,000	659,016
			1,844,816

Diversified Consumer Services	1.7%
New Oriental Education & Technology Group, Inc.*		255,000	978,576

Electrical Equipment	2.5%
Chung-Hsin Electric & Machinery Manufacturing Corp.*		250,000	780,340
Teco Electric and Machinery Co. Ltd.*		450,000	629,499
			1,409,839

Electronic Equipment, Instruments & Components	3.9%
BOE Varitronix Ltd.*		70,000	121,007
Cowell e Hldgs., Inc.*		200,000	478,416
M3 Technology, Inc.*		50,000	262,545
Shengyi Technology Co. Ltd.*		250,009	672,527
Sunny Optical Technology Group Co. Ltd.*		60,000	723,998
			2,258,493

Entertainment	7.4%
Bilibili, Inc.*		20,000	470,605
Kingsoft Corp. Ltd.*		130,000	639,070
Maoyan Entertainment*		250,000	269,156
NetEase, Inc.		90,000	1,588,760
Tencent Music Entertainment Group ADS*		155,000	1,283,400
			4,250,991

Healthcare Equipments & Supplies	3.2%
AK Medical Hldgs. Ltd.*		1,000,000	1,170,461
Angelalign Technology, Inc.*		45,000	669,127
			1,839,588

Healthcare Providers & Services	2.9%
Hygeia Healthcare Hldgs. Co. Ltd.*		160,000	1,140,882
New Horizon Health Ltd.*		155,000	537,138
			1,678,020

Hotels, Restaurants & Leisure	12.7%
H World Group Ltd.*		250,000	1,223,742
Helens International Hldgs. Co. Ltd.*		350,000	599,288
Jiumaojiu International Hldgs. Ltd.*		260,000	618,102
Meituan*		80,000	1,451,377
Sands China Ltd.*		350,000	1,215,898
Super Hi International Hldg. Ltd.*		200,000	502,427
Trip.com Group Ltd.*		45,000	1,695,304
			7,306,138

Household Durables	0.3%
Hisense Home Appliances Group Co. Ltd.*		100,000	172,740

Insurance	2.0%
China Life Insurance Co. Ltd.*		700,000	1,148,746

Interactive Media & Services	5.3%
Baidu, Inc.*		20,000	376,826
Tencent Hldgs. Ltd.*		55,000	2,687,813
			3,064,639

Life Sciences Tools & Services	1.3%
Wuxi Biologics (Cayman), Inc.*		125,000	770,245

Machinery	2.1%
Airtac International Group*		15,000	586,641
Morimatsu International Hldgs. Co. Ltd.*		500,000	596,670
			1,183,311

Metals & Mining	2.5%
Aluminum Corp. of China Ltd.*		800,000	405,203
CMOC Group Ltd.*		1,704,000	1,031,487
			1,436,690

Oil, Gas & Consumable Fuels	0.4%
China Merchants Energy Shipping Co. Ltd.*		250,000	255,151

Pharmaceuticals	0.7%
Lotus Pharmaceutical Co. Ltd.*		50,000.00	414,064

Real Estate Management & Development	5.1%
China Resources Mixc Lifestyle Services Ltd.		221,538	1,164,791
KE Hldgs., Inc. ADS*		40,000	753,600
Longfor Group Hldgs. Ltd.		350,000	987,129
			2,905,520

Semiconductors & Semiconductor Equipment	10.6%
Alchip Technologies Ltd.*		20,000	819,056
AP Memory Technology Corp.*		70,000	749,303
ASMedia Technology, Inc.*		35,000	1,323,231
Global Unichip Corp.*		10,000	357,805
JCET Group Co. Ltd.*		180,000	851,733
King Yuan Electronics Co. Ltd.*		350,000	559,622
M31 Technology Corp.*		65,000	1,430,269
			6,091,019

Software	2.3%
Hundsun Technologies, Inc.*		110,061	852,905
Weimob, Inc.*		750,000	464,261
			1,317,166

Specialty Retail	1.2%
China Tourism Group Duty Free Corp. Ltd.*		25,000	667,597

Technology Hardware, Storage & Peripherals	3.3%
Innodisk Corp.*		55,000	568,572
Inventec Corp.*		500,000	525,542
Wistron Corp.*		600,000	825,995
			1,920,109

Textiles, Apparel & Luxury Goods	1.6%
Li Ning Co. Ltd.*		115,000	904,350

Transportation Infrastructure	1.8%
Shanghai International Airport Co. Ltd.*		120,000	973,589

Utilities - Gas	1.3%
China Resources Gas Group Ltd.*		180,000	662,112

Total Equities
(Cost: $52,440,325)			$57,753,949

Short-Term Investments	0.7%
Fidelity Investments Money Market Government Portfolio Class I 4.72%[b]		393,648	393,648

Total Short-Term Investments
(Cost: $393,648)			$393,648

Total Investments	101.4%
(Cost: $52,833,973)			$58,147,597

Other Laibilities Less Assets	(1.4)%		(805,954)

Net Assets - 100%			$57,341,643

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of March 31, 2023.

* Non-income producing security during the period ended March 31, 2023

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan, Singapore and Hong Kong)	100.7%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) a

March 31, 2023

		Shares	Value
Equities	97.8%

Australia	6.0%
Elders Ltd.*		269,900	$1,561,325
GrainCorp Ltd.*		451,900	2,097,136
IDP Education Ltd.		93,000	1,713,848
JB Hi-Fi Ltd.		64,500	1,840,785
Super Retail Group Ltd.		194,700	1,646,595
			8,859,689

Austria	2.5%
ANDRITZ AG		53,800	3,640,272

Belgium	1.4%
Barco NV*		69,000	2,056,643

Canada	16.1%
Ag Growth International, Inc.		45,200	2,050,806
Aritzia, Inc.*		53,600	1,720,038
ATS Corp.*		120,400	5,041,388
BRP, Inc.		25,700	2,011,122
Element Fleet Management Corp.		135,600	1,780,910
Finning International, Inc.		64,300	1,602,861
Gildan Activewear, Inc.		24,400	810,625
Parex Resources, Inc.		118,324	2,201,010
Stantec, Inc.		42,000	2,455,361
TFI International, Inc.		20,300	2,422,331
Toromont Industries Ltd.		19,800	1,625,168
			23,721,620

Denmark	2.6%
D/S Norden A/S		35,100	2,360,443
Jyske Bank A/S*		20,900	1,464,609
			3,825,052

Finland	4.3%
Cargotec Oyj		37,800	1,840,099
Metso Outotec Oyj*		158,200	1,727,418
Outokumpu Oyj		376,900	2,052,983
Valmet Oyj		24,400	792,102
			6,412,602

France	11.3%
Edenred SA*		63,500	3,758,166
Nexans SA*		7,450	742,292
Rexel SA*		260,300	6,188,455
SEB SA*		11,600	1,319,874
Sopra Steria Group SACA*		8,000	1,681,130
Verallia SA*		70,900	3,019,336
			16,709,253

Germany	2.7%
AIXTRON SE*		49,700	1,689,153
Krones AG*		14,300	1,691,418
Sixt SE*		4,272	569,030
			3,949,601

Italy	2.5%
Brunello Cucinelli SpA*		22,200	2,202,574
Iveco Group NV*		164,900	1,559,459
			3,762,033

Japan	19.4%
BayCurrent Consulting, Inc.		198,300	8,233,045
Daiwa Securities Group, Inc.		654,600	3,073,098
Fuji Electric Co. Ltd.		59,800	2,361,523
Future Corp.		212,200	2,933,219
Information Services International-Dentsu Ltd.*		36,100	1,423,958
M&A Capital Partners Co. Ltd.*		76,900	2,157,868
Nissin Foods Hldgs. Co. Ltd.		41,800	3,822,184
Toyo Suisan Kaisha Ltd.		73,800	3,084,178
Visional, Inc.*		27,500	1,547,035
			28,636,108

Netherlands	6.4%
Aalberts NV*		42,600	2,012,234
BE Semiconductor Industries NV*		25,900	2,263,766
Constellium SE*		338,700	5,175,336
			9,451,336

Norway	2.3%
Aker Solutions ASA*		563,100	2,054,666
Subsea 7 SA*		95,200	1,130,084
Wallenius Wilhelmsen ASA*		33,100	239,498
			3,424,248

Spain	1.2%
Banco de Sabadell SA		1,621,200	1,743,392

Sweden	5.7%
AddTech AB*		69,000	1,282,330
Alleima AB*		260,000	1,284,421
Saab AB*		95,300	5,789,577
			8,356,328

United Kingdom	13.4%
Future PLC		103,200	1,483,350
IMI PLC*		72,900	1,379,974
Indivior PLC*		102,400	1,749,201
Intermediate Capital Group PLC		93,300	1,408,328
Keywords Studios PLC*		60,900	2,072,073
Man Group PLC*		722,700	2,105,512
Morgan Sindall Group PLC*		33,400	698,466
Redrow PLC		51,900	307,008
RS GROUP PLC		133,500	1,509,459
Spectris PLC*		47,400	2,150,695
Taylor Wimpey PLC		105,400	155,070
Telecom Plus PLC*		81,000	1,888,601
The Sage Group PLC		309,700	2,972,142
			19,879,879

Total Equities
(Cost: $133,243,383)			$144,428,056

Short-Term Investments	0.6%
Fidelity Investments Money Market Government Portfolio Class I 4.72%[b]		887,413	887,413

Total Short-Term Investments
(Cost: $887,413)			$887,413

Total Investments	98.4%
(Cost: $134,130,796)			$145,315,469

Other Assets Less Liabilities	1.6%		2,359,118

Net Assets - 100%			$147,674,587

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of March 31, 2023

* Non-income producing security during the period ended March 31, 2023

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	1.0%
Consumer Discretionary	9.3%
Consumer Staples	7.2%
Energy	3.6%
Financials	11.8%
Healthcare	1.2%
Industrials	41.6%
Information Technology	13.0%
Materials	7.8%
Utilities	1.3%

Oberweis International Opportunities Institutional Fund

Schedule of Investments (unaudited) a

March 31, 2023

		Shares	Value
Equities	97.5%

Australia	6.0%
Elders Ltd.*		642,034	$3,714,055
GrainCorp Ltd.*		1,076,523	4,995,830
IDP Education Ltd.		221,452	4,081,023
JB Hi-Fi Ltd.		153,412	4,378,272
Super Retail Group Ltd.		463,348	3,918,574
			21,087,754
			.
Austria	2.5%
ANDRITZ AG		127,900	8,654,104

Belgium	1.4%
Barco NV*		163,885	4,884,825

Canada	16.0%
Ag Growth International, Inc.		107,500	4,877,469
Aritzia, Inc.*		127,200	4,081,882
ATS Corp.*		286,375	11,991,092
BRP, Inc.		61,073	4,779,194
Element Fleet Management Corp.		323,200	4,244,765
Finning International, Inc.		153,200	3,818,948
Gildan Activewear, Inc.		58,346	1,938,391
Parex Resources, Inc.		280,491	5,217,568
Stantec, Inc.		100,000	5,846,097
TFI International, Inc.		48,200	5,751,546
Toromont Industries Ltd.		47,100	3,865,929
			56,412,881

Denmark	2.6%
D/S Norden A/S		83,400	5,608,574
Jyske Bank A/S*		49,800	3,489,834
			9,098,408

Finland	4.3%
Cargotec Oyj		90,060	4,384,108
Metso Outotec Oyj*		376,968	4,116,191
Outokumpu Oyj		895,249	4,876,442
Valmet Oyj		57,700	1,873,126
			15,249,867

France	11.3%
Edenred SA*		151,200	8,948,577
Nexans SA*		17,683	1,761,872
Rexel SA*		619,119	14,719,133
SEB SA*		27,500	3,129,012
Sopra Steria Group SACA*		19,100	4,013,697
Verallia SA*		168,600	7,179,972
			39,752,263

Germany	2.7%
AIXTRON SE*		118,349	4,022,326
Krones AG*		33,900	4,009,726
Sixt SE*		10,147	1,351,579
			9,383,631

Italy	2.5%
Brunello Cucinelli SpA*		52,900	5,248,476
Iveco Group NV*		393,000	3,716,601
			8,965,077

Japan	19.3%
BayCurrent Consulting, Inc.		469,900	19,509,370
Daiwa Securities Group, Inc.		1,557,100	7,309,992
Fuji Electric Co. Ltd.		142,000	5,607,630
Future Corp.		505,700	6,990,238
Information Services International-Dentsu Ltd.*		85,800	3,384,367
M&A Capital Partners Co. Ltd.*		182,800	5,129,495
Nissin Foods Hldgs. Co. Ltd.		99,700	9,116,548
Toyo Suisan Kaisha Ltd.		175,700	7,342,684
Visional, Inc.*		65,700	3,696,008
			68,086,332

Netherlands	6.4%
Aalberts NV*		101,650	4,801,494
BE Semiconductor Industries NV*		61,600	5,384,091
Constellium SE*		805,654	12,310,393
			22,495,978

Norway	2.3%
Aker Solutions ASA*		1,339,300	4,886,901
Subsea 7 SA*		226,600	2,689,884
Wallenius Wilhelmsen ASA*		79,288	573,692
			8,150,477

Spain	1.2%
Banco de Sabadell SA		3,836,600	4,125,770

Sweden	5.6%
AddTech AB*		163,300	3,034,847
Alleima AB*		619,300	3,059,392
Saab AB*		226,800	13,778,344
			19,872,583

United Kingdom	13.4%
Future PLC		245,325	3,526,191
IMI PLC*		172,616	3,267,566
Indivior PLC*		244,200	4,171,434
Intermediate Capital Group PLC		221,873	3,349,089
Keywords Studios PLC*		145,200	4,940,311
Man Group PLC*		1,722,977	5,019,717
Morgan Sindall Group PLC*		78,571	1,643,090
Redrow PLC		125,417	741,888
RS GROUP PLC		318,000	3,595,566
Spectris PLC*		112,930	5,124,007
Taylor Wimpey PLC		248,802	366,051
Telecom Plus PLC*		192,800	4,495,337
The Sage Group PLC		738,970	7,091,778
			47,332,025

Total Equities
(Cost: $309,521,244)			$343,551,975

Short-Term Investments	1.1%
Fidelity Investments Money Market Government Portfolio Class I 4.72%[b]		3,920,186	3,920,186

Total Short-Term Investments
(Cost: $3,920,186)			$3,920,186

Total Investments	98.6%
(Cost: $313,441,430)			$347,472,161

Other Assets Less Liabilities	1.4%		5,079,551

Net Assets - 100%			$352,551,712

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of March 31, 2023.

* Non-income producing security during the period ended March 31, 2023

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	1.0%
Consumer Discretionary	9.3%
Consumer Staples	7.1%
Energy	3.6%
Financials	11.8%
Healthcare	1.2%
Industrials	41.4%
Information Technology	13.0%
Materials	7.8%
Utilities	1.3%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) a

March 31, 2023

		Shares	Value
Equities	94.3%

Australia	1.0%
IDP Education Ltd.		9,600	$176,913

Brazil	4.0%
Petro Rio SA*		40,400	248,609
TOTVS SA		79,200	440,026
			688,635

Canada	1.0%
Orla Mining Ltd.*		35,600	168,846

China	17.2%
AK Medical Hldgs. Ltd.*		188,000	220,047
Chongqing Brewery Co. Ltd.*		14,500	263,998
Dada Nexus Ltd. ADS*		57,300	485,331
Glodon Co. Ltd.*		18,200	196,789
Hangzhou Robam Appliances Co. Ltd.*		83,700	345,680
Kingdee International Software Group Co. Ltd.*		155,000	250,382
Sichuan Swellfun Co. Ltd.*		13,500	147,897
Thunder Software Technology Co. Ltd.		9,300	146,770
Weimob, Inc.*		364,000	225,321
Yantai Jereh Oilfield Services Group Co. Ltd.*		52,600	216,736
Yijiahe Technology Co. Ltd.*		28,000	166,918
Zhejiang Shuanghuan Driveline Co. Ltd.*		77,716	298,365
			2,964,234

France	0.9%
Gaztransport & Technigaz SA*		1,550	158,605

Greece	1.4%
Greek Organization of Football Prognostics SA*		14,500	232,561

Hungary	1.1%
Richter Gedeon Nyrt*		9,200	192,089

India	12.3%
Affle India Ltd.*		13,400	161,572
AMI Organics Ltd.*		10,300	111,867
Cera Sanitaryware Ltd.*		3,400	265,649
Computer Age Management Services Ltd.		4,100	101,561
Federal Bank Ltd.*		158,600	256,077
KPIT Technologies Ltd.		39,900	451,312
Linde India Ltd.*		3,000	147,392
Navin Fluorine International Ltd*		3,200	166,693
Tube Investments of India Ltd.		4,300	133,606
Varun Beverages Ltd.*		9,118	154,276
Vinati Organics Ltd.*		7,300	160,890
			2,110,895
Indonesia	8.6%
PT Indofood CBP Sukses Makmur Tbk*		242,700	161,602
PT Kalbe Farma Tbk*		2,285,000	320,245
PT Mitra Adiperkasa Tbk*		2,478,900	250,007
PT Sumber Alfaria Trijaya Tbk*		1,702,500	327,562
PT Samator Indo Gas Tbk*		1,192,700	163,062
PT United Tractors Tbk*		134,000	260,415
			1,482,893

Japan	1.1%
RS Technologies Co. Ltd.*		8,000	197,164

Malaysia	2.0%
Carlsberg Brewery Malaysia Bhd*		30,000	146,802
CTOS Digital Bhd		644,200	191,968
			338,770

Mexico	6.5%
Alsea, S.A.B. de CV*		88,300	211,489
Controladora Vuela Compania de Aviacion, S.A.B de CV ADS*		18,600	231,384
Grupo Aeroportuario del Centro Norte SAB de CV ADS		3,000	268,530
Prologis Property Mexico SA de CV		58,600	212,059
Regional SAB de CV*		26,000	198,650
			1,122,112

Philippines	1.2%
Wilcon Depot, Inc.		360,800	199,372

Poland	1.1%
Dino Polska SA*		2,100	190,744

South Africa	1.4%
Clicks Group Ltd.		10,980	158,567
Karooooo Ltd.*		3,700	86,839
			245,406

South Korea	11.2%
Classys, Inc.		19,227	323,353
E-MART, Inc.*		4,058	330,034
LEENO Industrial, Inc.*		2,488	275,920
LG Innotek Co. Ltd.		949	199,017
Park Systems Corp.*		3,106	364,936
POSCO Chemical Co. Ltd.*		900	189,692
Tokai Carbon Korea Co. Ltd.*		3,000	242,814
			1,925,766

Taiwan	19.8%
91APP, Inc.*		44,000	158,124
Alchip Technologies Ltd.*		6,000	245,717
Andes Technology Corp.*		9,000	154,488
ASPEED Technology, Inc.*		3,400	296,740
Chailease Hldg. Co. Ltd.*		21,499	158,111
Chroma ATE, Inc.*		33,000	192,951
Genius Electronic Optical Co. Ltd.*		16,000	204,073
Innodisk Corp.*		25,881	267,549
M31 Technology Corp.*		17,000	374,070
momo.com, Inc.*		13,440	400,391
Pan Jit International, Inc.*		98,000	231,174
Sinbon Electronics Co. Ltd.*		25,000	281,367
Unimicron Technology Corp.*		57,000	278,004
Yageo Corp.*		9,551	166,494
			3,409,253

Thailand	0.8%
Mega Lifesciences PCL		111,300	136,076

United Kingdom	1.2%
WAG Payment Solutions PLC*		173,000	200,617

Vietnam	0.5%
Masan Group Corp.*		28,800	95,744

Total Equities
(Cost: $14,851,044)			$16,236,695

Short-Term Investments	5.9%
Fidelity Investments Money Market Government Portfolio Class I 4.72%[b]		1,018,779	1,018,779

Total Short-Term Investments
(Cost: $1,018,779)			$1,018,779

Total Investments	100.2%
(Cost: $15,869,823)			$17,255,474

Other Liabilities Less Assets	(0.2)%		(42,216)

Net Assets - 100%			$17,213,258

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of March 31, 2023.

* Non-income producing security during the period ended March 31, 2023

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	0.9%
Consumer Discretionary	13.1%
Consumer Staples	14.3%
Energy	5.1%
Financials	4.7%
Healthcare	7.6%
Industrials	7.1%
Information Technology	34.4%
Materials	5.8%
Real Estate	1.3%

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) a

March 31, 2023

		Shares	Value
Equities	100.3%

Australia	4.4%
BHP Group Ltd.		4,400	$139,101
Woodside Energy Group Ltd.		5,000	111,701
			250,802

Denmark	3.0%
Novo Nordisk A/S		1,100	174,702

France	20.6%
LVMH Moet Hennessy Louis Vuitton SE*		335	307,494
Publicis Groupe SA*		3,200	249,787
Rexel SA*		4,300	102,230
Schneider Electric SE*		1,800	300,818
STMicroelectronics NV		4,200	223,657
			1,183,986

Germany	2.8%
Siemens AG*		1,000	162,001

Italy	3.4%
UniCredit SpA*		10,400	196,014

Japan	17.8%
BayCurrent Consulting, Inc.		6,200	257,412
Bridgestone Corp.		3,600	146,242
Sony Group Corp.		5,300	482,742
Toyota Motor Corp.		9,700	138,083
			1,024,479

Netherlands	9.5%
Adyen NV*		141	224,670
ASML Hldg. NV		150	102,215
Koninklijke Ahold Delhaize NV*		6,400	218,653
			545,538

Sweden	1.5%
EQT AB*		4,200	85,795

Switzerland	11.4%
Nestle SA*		1,600	195,078
Roche Hldg. AG		600	171,436
Zurich Insurance Group AG*		600	287,503
			654,017

United Kingdom	20.7%
Anglo American PLC		2,900	96,463
AstraZeneca PLC*		1,300	180,129
BAE Systems PLC*		7,100	85,887
BP PLC		27,000	170,660
Diageo PLC		2,800	124,969
HSBC Hldgs. PLC		32,000	217,498
Shell PLC		5,000	142,499
Unilever PLC		3,300	171,011
			1,189,116

United States of America	5.2%
Cadence Design Systems, Inc.*		1,400	294,126

Total Equities
(Cost: $5,709,895)			$5,760,576

Total Investments	100.3%
(Cost: $5,709,895)			$5,760,576

Other Liabilities Less Assets	(0.3)%		(15,665)

Net Assets - 100%			$5,744,911

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2023

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	4.3%
Consumer Discretionary	18.7%
Consumer Staples	12.4%
Energy	7.4%
Financials	17.6%
Healthcare	9.2%
Industrials	15.8%
Information Technology	10.8%
Materials	4.1%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$230,643,564	$239,547,745
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$230,643,564	$239,547,745

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$4,164,887	$7,219,327	$648,393
Total Africa	-	-	-
Total Europe	2,316,230	-	200,617
Total South America	611,148	-	688,635
Total North America	31,364,208	-	1,290,958
Total Short - Term Investments	-	393,648	1,018,779
Total Level 1	38,456,473	7,612,975	3,847,382
Level 2 - Equities
Total Asia	6,519,723	50,534,622	12,211,774
Total Africa	-	-	245,406
Total Australia	644,997	-	176,913
Total Europe	9,214,200	-	773,999
Total Level 2	16,378,920	50,534,622	13,408,092
Level 3	-	-	-
Total Investments	$54,835,393	$58,147,597	$17,255,474

	International Opportunities Fund	International Opportunities Institutional Fund	Focused International Growth Fund
Level 1 – Equites
Total Europe	$9,136,010	$21,746,041	$-
Total North America	23,721,620	56,412,881	294,126
Total Short - Term Investments	887,413	3,920,186	-
Total Level 1	33,745,043	82,079,108	294,126
Level 2 – Equities
Total Asia	28,636,108	68,086,332	1,024,479
Total Australia	8,859,689	21,087,754	250,802
Total Europe	74,074,629	176,218,967	4,191,169
Total Level 2	111,570,426	265,393,053	5,466,450
Level 3	-	-	-
Total Investments	$145,315,469	$347,472,161	$5,760,576

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.